Note 49 - Gains (losses) on derecognition of non financial assets and subsidiaries, net (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gains (losses) on derecognition of non financial assets and subsidiaries, net
Gains On Disposals Of Investment in Subsidiaries	€ 9,000,000	€ 55,000,000	€ 38,000,000
Gains On Disposals Of Property Plant And Equipment	27,000,000	81,000,000	69,000,000
Losses On Disposals Of Investment in Subsidiaries	(2,000,000)	(13,000,000)	(27,000,000)
Losses On Disposals Of Property Plant And Equipment	(37,000,000)	(45,000,000)	(33,000,000)
Total Disposal of tangible assets and other, gains	€ (3,000,000)	€ 78,000,000	€ 47,000,000